Material Accounting Policies Information - Schedule of Depreciation (Details)	12 Months Ended
Dec. 31, 2025
Computer and Software [Member]
Schedule of Depreciation [Line Items]
Estimated useful lives	4 years straight line
Motor Vehicles [Member]
Schedule of Depreciation [Line Items]
Estimated useful lives	5 years straight line
Office Equipment [Member]
Schedule of Depreciation [Line Items]
Estimated useful lives	4 years straight line
Equipment and Tools [Member]
Schedule of Depreciation [Line Items]
Estimated useful lives	5 years straight line
Solar Asset Plant [Member]
Schedule of Depreciation [Line Items]
Estimated useful lives	10 - 21 years straight line
Office Renovation [Member]
Schedule of Depreciation [Line Items]
Estimated useful lives	5 years straight line
Plant and Machinery [Member]
Schedule of Depreciation [Line Items]
Estimated useful lives	5 years straight line
Forklift [Member]
Schedule of Depreciation [Line Items]
Estimated useful lives	5 years straight line
Right-Of-Use Assets [Member]
Schedule of Depreciation [Line Items]
Estimated useful lives	Over term of lease